PRIMECAP Odyssey Growth Fund
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Communication Services - 6.8%
Alphabet, Inc. - Class A	517,170	$99,244,923
Alphabet, Inc. - Class C	260,874	50,312,160
Baidu, Inc. - ADR (a)	614,300	53,978,541
IMAX Corp. (a)	238,100	6,140,599
Live Nation Entertainment, Inc. (a)	31,070	4,589,039
Meta Platforms, Inc. - Class A	27,500	21,269,600
Netflix, Inc. (a)	6,300	7,304,220
Nintendo Co. Ltd. - JPY	422,600	35,562,294
Spotify Technology SA (a)	6,900	4,323,126
Trade Desk, Inc. (The) - Class A (a)	37,800	3,287,088
Universal Music Group N.V. - EUR	305,239	8,840,843
Walt Disney Co. (The)	228,300	27,192,813
		322,045,246

Consumer Discretionary - 9.4%
Alibaba Group Holding Ltd. - ADR	918,353	110,780,922
Amazon.com, Inc. (a)	184,177	43,117,677
Burlington Stores, Inc. (a)	41,000	11,191,360
Capri Holdings Ltd. (a)	190,970	3,473,744
CarMax, Inc. (a)	486,928	27,564,994
Carnival Corp. (a)	95,900	2,854,943
Carvana Co. (a)	33,600	13,109,712
DoorDash, Inc. - Class A (a)	13,830	3,460,958
eBay, Inc.	66,420	6,094,035
Entain PLC - GBP	392,571	5,298,568
Flutter Entertainment PLC (a)	96,977	29,312,268
Lucky Strike Entertainment Corp. - Class A	282,100	2,792,790
Marriott International, Inc. - Class A	20,000	5,276,600
Mattel, Inc. (a)	1,575,910	26,806,229
McDonald's Corp.	5,300	1,590,371
Norwegian Cruise Line Holdings Ltd. (a)	242,300	6,193,188
Ollie's Bargain Outlet Holdings, Inc. (a)	43,400	5,929,742
Ross Stores, Inc.	70,330	9,602,858
Royal Caribbean Cruises Ltd.	86,271	27,422,963
Sony Group Corp. - ADR	1,644,105	39,984,634
Tapestry, Inc.	8,400	907,452
Tesla, Inc. (a)	176,710	54,474,392
TJX Cos., Inc. (The)	48,300	6,014,799
Viking Holdings Ltd. (a)	56,700	3,329,424
		446,584,623

Consumer Staples - 2.4%
Altria Group, Inc.	16,000	991,040
BellRing Brands, Inc. (a)	161,785	8,830,225
BJ's Wholesale Club Holdings, Inc. (a)	105,000	11,119,500
Casey's General Stores, Inc.	9,700	5,045,261
Dollar Tree, Inc. (a)	260,200	29,545,710
e.l.f. Beauty, Inc. (a)	50,120	6,074,043
Performance Food Group Co. (a)	411,300	41,294,520
Philip Morris International, Inc.	42,600	6,988,530
US Foods Holding Corp. (a)	38,800	3,233,204
		113,122,033

Energy - 1.4%
Chevron Corp.	207,722	31,498,892
ConocoPhillips	229,400	21,870,996
Coterra Energy, Inc.	88,000	2,146,320
EOG Resources, Inc.	47,100	5,652,942
Expand Energy Corp.	28,000	2,933,840
Exxon Mobil Corp.	34,670	3,870,559
Schlumberger Ltd.	26,500	895,700
		68,869,249

Financials - 8.8%
Bank of America Corp.	102,100	4,826,267
Capital One Financial Corp.	17,700	3,805,500
Charles Schwab Corp. (The)	868,993	84,926,686
Citigroup, Inc.	221,000	20,707,700
CME Group, Inc. - Class A	102,400	28,495,872
Evercore, Inc. - Class A	15,810	4,761,023
JPMorgan Chase & Co.	38,500	11,405,240
MarketAxess Holdings, Inc.	135,102	27,763,461
Mastercard, Inc. - Class A	9,000	5,098,230
Northern Trust Corp.	374,590	48,696,700
PayPal Holdings, Inc. (a)	225,100	15,477,876
Raymond James Financial, Inc.	509,090	85,084,212
Tradeweb Markets, Inc. - Class A	77,200	10,696,060
Visa, Inc. - Class A	151,950	52,494,167
Wells Fargo & Co.	204,005	16,448,923
		420,687,917

Health Care - 26.5%
Agilent Technologies, Inc.	36,550	4,196,306
Alcon, Inc.	46,600	4,079,830
Alkermes PLC (a)	181,640	4,811,644
Amgen, Inc.	213,640	63,045,164
AstraZeneca PLC - ADR	1,199,715	87,687,169
BeOne Medicines Ltd. - ADR (a)	650,537	195,896,207
Biogen, Inc. (a)	628,490	80,446,720
BioMarin Pharmaceutical, Inc. (a)	1,146,256	66,310,910
BioNTech SE - ADR (a)	365,600	39,302,000
Boston Scientific Corp. (a)	745,850	78,254,582
Bridgebio Pharma, Inc. (a)	90,200	4,263,754
Bristol-Myers Squibb Co.	749,900	32,478,169
CVS Health Corp.	119,230	7,404,183
Danaher Corp.	5,600	1,104,096
Edwards Lifesciences Corp. (a)	34,812	2,760,940
Elanco Animal Health, Inc. (a)	3,563,571	48,749,651
Eli Lilly & Co.	317,428	234,918,940
Glaukos Corp. (a)	86,650	7,459,699
GRAIL, Inc. (a)	18,363	628,198
GSK PLC - ADR	850,400	31,592,360
Illumina, Inc. (a)	30,400	3,122,384
Insulet Corp. (a)	43,720	12,608,848
IQVIA Holdings, Inc. (a)	27,906	5,186,609
LivaNova PLC (a)	517,730	21,843,029
Merck & Co., Inc.	9,500	742,140
Nektar Therapeutics (a)	75,215	1,630,661
Neurocrine Biosciences, Inc. (a)	64,250	8,238,777
Novartis AG - ADR	36,380	4,137,861
OraSure Technologies, Inc. (a)	75,100	238,818
QIAGEN N.V. - EUR	84,810	4,239,193
Revvity, Inc.	116,820	10,268,478
Rhythm Pharmaceuticals, Inc. (a)	1,409,002	120,089,240
Siemens Healthineers AG - EUR	49,730	2,684,366
Stryker Corp.	11,000	4,320,030
Thermo Fisher Scientific, Inc.	33,350	15,597,128
UnitedHealth Group, Inc.	17,821	4,447,409
Waters Corp. (a)	6,000	1,732,560
Xencor, Inc. (a)	3,558,000	29,602,560
Zimmer Biomet Holdings, Inc.	161,720	14,821,638
		1,260,942,251

Industrials - 17.3%
AECOM	887,702	100,079,523
Airbus SE - EUR	141,156	28,357,815
Amentum Holdings, Inc. (a)	603,231	15,062,678
American Airlines Group, Inc. (a)	2,597,401	29,844,137
Booz Allen Hamilton Holding Corp.	14,000	1,502,620
Carrier Global Corp.	33,600	2,305,632
Chart Industries, Inc. (a)	24,000	4,771,920
Curtiss-Wright Corp.	83,180	40,776,500
Delta Air Lines, Inc.	818,100	43,531,101
FedEx Corp.	86,600	19,354,234
General Dynamics Corp.	14,170	4,415,514
Honeywell International, Inc.	11,300	2,512,555
IDEX Corp.	59,650	9,753,371
J.B. Hunt Transport Services, Inc.	47,400	6,827,970
Jacobs Solutions, Inc.	487,954	69,226,034
JetBlue Airways Corp. (a)	98,200	436,008
Lyft, Inc. - Class A (a)	346,636	4,873,702
Nextracker, Inc. - Class A (a)	705,047	41,076,038
Norfolk Southern Corp.	24,500	6,811,000
Saia, Inc. (a)	10,800	3,264,192
Siemens AG - EUR	359,954	92,384,373
Southwest Airlines Co.	1,803,700	55,788,441
Stratasys Ltd. (a)	79,300	858,819
Textron, Inc.	61,860	4,810,852
TransDigm Group, Inc.	14,880	23,933,885
Uber Technologies, Inc. (a)	48,700	4,273,425
United Airlines Holdings, Inc. (a)	840,170	74,195,413
Xometry, Inc. - Class A (a)(b)	4,042,952	130,749,068
		821,776,820

Information Technology - 24.4%
Adobe, Inc. (a)	69,900	25,002,531
Advanced Micro Devices, Inc. (a)	4,000	705,240
Analog Devices, Inc.	124,560	27,979,913
Applied Materials, Inc.	75,632	13,618,298
AppLovin Corp. - Class A (a)	64,000	25,004,800
Arm Holdings PLC - ADR (a)	21,680	3,065,010
ASML Holding N.V. - ADR	15,700	10,906,947
Autodesk, Inc. (a)	13,000	3,940,430
Broadcom, Inc.	19,160	5,627,292
Dell Technologies, Inc. - Class C	27,660	3,670,205
Descartes Systems Group, Inc. (The) (a)	83,200	8,799,232
Fair Isaac Corp. (a)	2,447	3,515,654
Flex Ltd. (a)	2,394,789	119,428,127
FormFactor, Inc. (a)	342,818	9,739,459
Hewlett Packard Enterprise Co.	1,062,481	21,982,732
HP, Inc.	265,866	6,593,477
Intel Corp.	3,227,890	63,912,222
Intuit, Inc.	3,500	2,747,955
Jabil, Inc.	252,900	56,439,693
Keysight Technologies, Inc. (a)	10,900	1,786,619
KLA Corp.	100,592	88,423,386
L.M. Ericsson Telephone Co. - ADR	800,800	5,781,776
Marvell Technology, Inc.	151,311	12,160,865
MaxLinear, Inc. (a)	191,200	3,024,784
Micron Technology, Inc.	1,328,916	145,037,892
Microsoft Corp.	248,060	132,340,010
MongoDB, Inc. (a)	97,965	23,304,894
NetApp, Inc.	188,911	19,671,302
Nutanix, Inc. - Class A (a)	218,480	16,423,142
NVIDIA Corp.	574,800	102,239,676
Okta, Inc. - Class A (a)	50,197	4,909,267
Oracle Corp.	185,200	46,998,204
OSI Systems, Inc. (a)	83,700	18,498,537
Palo Alto Networks, Inc. (a)	43,630	7,574,168
RingCentral, Inc. - Class A (a)	58,900	1,501,361
Salesforce, Inc.	41,400	10,694,862
Seagate Technology Holdings PLC	22,700	3,564,127
Teradyne, Inc.	71,882	7,722,283
Texas Instruments, Inc.	201,005	36,393,965
Trimble, Inc. (a)	283,310	23,766,876
Universal Display Corp.	223,019	32,203,944
Wolfspeed, Inc. (a)	526,200	789,300
		1,157,490,457

Materials - 0.6%
Albemarle Corp.	202,870	13,764,730
Ivanhoe Mines Ltd. - CAD - Class A (a)	825,000	6,436,381
Linde PLC	19,200	8,836,992
		29,038,103

Real Estate - 0.1%
Welltower, Inc.	18,883	3,117,017
TOTAL COMMON STOCKS (Cost $2,092,485,270)		4,643,673,716

RIGHTS - 0.0%	Shares	Value
Health Care - 0.0%
ABIOMED, Inc. - CVR (Expiration Date 12/31/29) (a)(c)(d)	387,250	394,995
Epizyme, Inc. - CVR (Expiration Date 1/1/28) (a)(c)(d)	4,207,543	84,151
Total Health Care		479,146
TOTAL RIGHTS (Cost $0)		479,146

SHORT-TERM INVESTMENTS - 2.4%	Shares	Value
Money Market Funds - 2.4%
Dreyfus Treasury Securities Cash Management - Institutional Shares - 4.13% (e)	114,281,353	114,281,353
TOTAL SHORT-TERM INVESTMENTS (Cost $114,281,353)		114,281,353

TOTAL INVESTMENTS - 100.1% (Cost $2,206,766,623)		4,758,434,215
Liabilities in Excess of Other Assets - (0.1)%		(5,003,428)
TOTAL NET ASSETS - 100.0%		$4,753,430,787
Two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

ADR - American Depositary Receipt
CAD - Canadian Dollars CVR - Contingent Value Rights EUR - Euros GBP - British Pound Sterling JPY - Japanese Yen

(a)	Non-income producing security.
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.
(c)	Illiquid security.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Investment Advisor, acting as Valuation Designee. These securities represented $479,146 or 0.0% of net assets as of July 31, 2025.

(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”). To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. Pursuant to those procedures, the Board of Trustees has designated the Investment Advisor as the Fund’s valuation designee responsible for determining whether market quotations are readily available and reliable, and making good faith determinations of fair value when appropriate. In determining fair value, the Fund takes into account all relevant factors and available information.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the significant assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of the Fund’s investments, and the lowest level for any significant input determines the level in which the investment is categorized.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Fund’s own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of the Fund assets by level within the fair value hierarchy for the Fund as of July 31, 2025. These assets are measured on a recurring basis.

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Growth Fund	Common Stocks(1)	$4,643,673,716	$-	$-	$4,643,673,716
	Rights(2)	-	-	479,146	479,146
	Short-Term Investments	114,281,353	-	-	114,281,353
	Total Investments	$4,757,955,069	$-	$479,146	$4,758,434,215

(1) Refer to the Fund's Schedule of Investments for the breakdown of major categories.
(2) Health Care

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

ABIOMED, Inc. - CVR (Expiration Date 12/31/29)

				Growth Fund
Balance at October 31, 2024				$394,995
Purchases (Received)				-
Sales (Proceeds)				-
Realized Gain (Loss)				-
Change in Unrealized Appreciation/Depreciation				-
Balance at July 31, 2025				$394,995

During the period ended July 31, 2025, the Fund determined the fair value of ABIOMED, Inc. (“ABIOMED”) contingent value rights ("CVR")
considering available information, including the value of ABIOMED stock prior to the issuance of the CVR. The likelihood of receiving payments pursuant to an agreement will depend on achievement of certain milestones.

Epizyme, Inc. - CVR (Expiration Date 1/1/28)

				Growth Fund
Balance at October 31, 2024				$84,151
Purchases (Received)				-
Sales (Proceeds)				-
Realized Gain (Loss)				-
Change in Unrealized Appreciation/Depreciation				-
Balance at July 31, 2025				$84,151

During the period ended July 31, 2025, the Fund determined the fair value of Epizyme, Inc. (“Epizyme”) CVR considering available information, including the value of Epizyme stock prior to the issuance of the CVR. The likelihood of receiving payments pursuant to an agreement will depend on achievement of certain milestones.

Other Affiliates

Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company.
With respect to each such investment, refer to each Fund’s respective Schedule of Investments for the information on the sector of each such company, the number of shares of each such company held, and the percentages of net assets represented by such companies held in each sector. Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Growth Fund
		Current Period Transactions

Common Stock	Market Value at October 31, 2024	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at July 31, 2025
Xometry, Inc. - Class A	$79,862,582	$8,870,859	$10,017,081	$-	$(1,447,085)	$53,479,793	$130,749,068
Total	$79,862,582	$8,870,859	$10,017,081	$-	$(1,447,085)	$53,479,793	$130,749,068